UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04413
Delaware Group® Equity Funds IV
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
September 30
Date of reporting period:
September 30, 2024
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Delaware Growth and Income Fund
Class A: FGINX
Annual shareholder report | September 30, 2024
This annual shareholder report contains important information about Delaware Growth and Income Fund (Fund) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	1.02%
Management’s discussion of Fund performance
Performance highlights
Delaware Growth and Income Fund (Class A) returned 26.26% (excluding sales charge) for the 12 months ended September 30, 2024. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 21.18%, while the Russell 1000® Value Index, the Fund's narrowly based securities market index, returned 27.76%.
Top contributors to performance:
Holdings in non-index stocks Meta Platforms Inc. and Broadcom Inc., which outperformed.
Overweight allocation to the communication services sector, which outperformed.
Underweight allocation to the consumer staples sector, which underperformed.
Not holding a position in Intel Corp. had a positive impact on relative performance, as the stock underperformed the index.
Top detractors from performance:
Holdings in IT names Micron Technology Inc. and Cisco Systems Inc., which underperformed.
Overweight allocation to healthcare, which underperformed.
Not holding any stocks in the utilities sector also detracted from performance, as they experienced positive returns over the period.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period September 30, 2014, through September 30, 2024
Average annual total returns (as of September 30, 2024)	1 year	5 year	10 year
Delaware Growth and Income Fund (Class A) – including sales charge	19.01%	10.08%	8.14%
Delaware Growth and Income Fund (Class A) – excluding sales charge	26.26%	11.39%	8.78%
Russell 1000 Index	21.18%	15.64%	13.10%
Russell 1000 Value Index	27.76%	10.69%	9.23%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit delawarefunds.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Russell 1000 Index. Although the Russell 1000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 1000 Value Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund’s investment universe.
Fund statistics (as of September 30, 2024)
Fund net assets	$1,366,903,398
Total number of portfolio holdings	67
Total advisory fees paid	$7,755,055
Portfolio turnover rate	35%

Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	21.92%
Healthcare	18.68%
Information Technology	12.32%
Communication Services	11.68%
Energy	10.61%
Industrials	8.72%
Consumer Discretionary	6.88%
Consumer Staples	6.52%
Real Estate	0.61%

Top 10 equity holdings
Exxon Mobil	5.62%
Philip Morris International	4.73%
Cigna Group	3.99%
Cisco Systems	3.91%
Gilead Sciences	3.49%
Bristol-Myers Squibb	3.02%
Merck & Co.	2.94%
Verizon Communications	2.84%
Comcast Class A	2.60%
CVS Health	2.47%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie® or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3988360)

Delaware Growth and Income Fund
Institutional Class: FGIPX
Annual shareholder report | September 30, 2024
This annual shareholder report contains important information about Delaware Growth and Income Fund (Fund) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$87	0.77%
Management’s discussion of Fund performance
Performance highlights
Delaware Growth and Income Fund (Institutional Class) returned 26.56% (excluding sales charge) for the 12 months ended September 30, 2024. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 21.18%, while the Russell 1000® Value Index, the Fund's narrowly based securities market index, returned 27.76%.
Top contributors to performance:
Holdings in non-index stocks Meta Platforms Inc. and Broadcom Inc., which outperformed.
Overweight allocation to the communication services sector, which outperformed.
Underweight allocation to the consumer staples sector, which underperformed.
Not holding a position in Intel Corp. had a positive impact on relative performance, as the stock underperformed the index.
Top detractors from performance:
Holdings in IT names Micron Technology Inc. and Cisco Systems Inc., which underperformed.
Overweight allocation to healthcare, which underperformed.
Not holding any stocks in the utilities sector also detracted from performance, as they experienced positive returns over the period.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period September 30, 2014, through September 30, 2024
Average annual total returns (as of September 30, 2024)	1 year	5 year	10 year
Delaware Growth and Income Fund (Institutional Class) – including sales charge	26.56%	11.68%	9.12%
Delaware Growth and Income Fund (Institutional Class) – excluding sales charge	26.56%	11.68%	9.12%
Russell 1000 Index	21.18%	15.64%	13.10%
Russell 1000 Value Index	27.76%	10.69%	9.23%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit delawarefunds.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Russell 1000 Index. Although the Russell 1000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 1000 Value Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund’s investment universe.
Fund statistics (as of September 30, 2024)
Fund net assets	$1,366,903,398
Total number of portfolio holdings	67
Total advisory fees paid	$7,755,055
Portfolio turnover rate	35%

Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	21.92%
Healthcare	18.68%
Information Technology	12.32%
Communication Services	11.68%
Energy	10.61%
Industrials	8.72%
Consumer Discretionary	6.88%
Consumer Staples	6.52%
Real Estate	0.61%

Top 10 equity holdings
Exxon Mobil	5.62%
Philip Morris International	4.73%
Cigna Group	3.99%
Cisco Systems	3.91%
Gilead Sciences	3.49%
Bristol-Myers Squibb	3.02%
Merck & Co.	2.94%
Verizon Communications	2.84%
Comcast Class A	2.60%
CVS Health	2.47%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie® or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3988360)

Delaware Growth and Income Fund
Class R6: FGIQX
Annual shareholder report | September 30, 2024
This annual shareholder report contains important information about Delaware Growth and Income Fund (Fund) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$79	0.70%
Management’s discussion of Fund performance
Performance highlights
Delaware Growth and Income Fund (Class R6) returned 26.61% (excluding sales charge) for the 12 months ended September 30, 2024. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 21.18%, while the Russell 1000® Value Index, the Fund's narrowly based securities market index, returned 27.76%.
Top contributors to performance:
Holdings in non-index stocks Meta Platforms Inc. and Broadcom Inc., which outperformed.
Overweight allocation to the communication services sector, which outperformed.
Underweight allocation to the consumer staples sector, which underperformed.
Not holding a position in Intel Corp. had a positive impact on relative performance, as the stock underperformed the index.
Top detractors from performance:
Holdings in IT names Micron Technology Inc. and Cisco Systems Inc., which underperformed.
Overweight allocation to healthcare, which underperformed.
Not holding any stocks in the utilities sector also detracted from performance, as they experienced positive returns over the period.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period September 30, 2014, through September 30, 2024
Average annual total returns (as of September 30, 2024)	1 year	5 year	10 year
Delaware Growth and Income Fund (Class R6) – including sales charge	26.61%	11.76%	9.18%
Delaware Growth and Income Fund (Class R6) – excluding sales charge	26.61%	11.76%	9.18%
Russell 1000 Index	21.18%	15.64%	13.10%
Russell 1000 Value Index	27.76%	10.69%	9.23%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit delawarefunds.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Russell 1000 Index. Although the Russell 1000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 1000 Value Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund’s investment universe.
Fund statistics (as of September 30, 2024)
Fund net assets	$1,366,903,398
Total number of portfolio holdings	67
Total advisory fees paid	$7,755,055
Portfolio turnover rate	35%

Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	21.92%
Healthcare	18.68%
Information Technology	12.32%
Communication Services	11.68%
Energy	10.61%
Industrials	8.72%
Consumer Discretionary	6.88%
Consumer Staples	6.52%
Real Estate	0.61%

Top 10 equity holdings
Exxon Mobil	5.62%
Philip Morris International	4.73%
Cigna Group	3.99%
Cisco Systems	3.91%
Gilead Sciences	3.49%
Bristol-Myers Squibb	3.02%
Merck & Co.	2.94%
Verizon Communications	2.84%
Comcast Class A	2.60%
CVS Health	2.47%

Material Fund changes
Effective January 29, 2024, the Fund introduced a revised fee waiver for Class R6 shares of 0.70% (excluding certain items).
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025, at delawarefunds.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie® or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3988360)

Delaware Opportunity Fund
Class A: FIUSX
Annual shareholder report | September 30, 2024
This annual shareholder report contains important information about Delaware Opportunity Fund (Fund) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$128	1.12%
Management’s discussion of Fund performance
Performance highlights
Delaware Opportunity Fund (Class A) returned 29.35% (excluding sales charge) for the 12 months ended September 30, 2024. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 35.19%, while the Russell Midcap® Value Index, the Fund's narrowly based securities market index, returned 29.01%.
Top contributors to performance:
Stock selection was the lead contributor to the Fund’s outperformance over the period.
Holdings in the consumer staples sector outperformed, specifically positions in the food distributors and packaged foods industries.
Holdings in the utilities sector generated the strongest total return over the period, benefitting from an increased demand for power generation.
Strong stock selection in addition to an overweight allocation to companies in the financial services sector contributed over the period.
Top detractors from performance:
Holdings in the energy sector underperformed those in the benchmark as holdings in the oil, gas, and consumable fuels industry declined on average. The energy sector was the only sector in the Fund to decline for the period as the price of oil fell due to excess supply.
Stock selection in the industrials sector was weak as holdings in the electrical equipment and building products industries underperformed.
In the technology sector, the Fund’s semiconductors holdings lagged the stronger returns of those in the benchmark during the period.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period September 30, 2014, through September 30, 2024
Average annual total returns (as of September 30, 2024)	1 year	5 year	10 year
Delaware Opportunity Fund (Class A) – including sales charge	21.92%	8.81%	7.35%
Delaware Opportunity Fund (Class A) – excluding sales charge	29.35%	10.11%	7.99%
Russell 3000 Index	35.19%	15.26%	12.83%
Russell Midcap Value Index	29.01%	10.33%	8.93%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit delawarefunds.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell Midcap Value Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund’s investment universe.
Fund statistics (as of September 30, 2024)
Fund net assets	$581,087,242
Total number of portfolio holdings	94
Total advisory fees paid	$3,846,494
Portfolio turnover rate	17%

Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financial Services	18.37%
Industrials	18.15%
Consumer Discretionary	10.84%
Basic Industry	9.02%
Utilities	8.42%
Technology	8.27%
Real Estate Investment Trusts	7.36%
Healthcare	7.06%
Energy	5.19%
Consumer Staples	4.84%
Transportation	1.46%

Top 10 equity holdings
Hartford Financial Services Group	1.91%
Marriott International Class A	1.83%
Public Service Enterprise Group	1.77%
DR Horton	1.72%
ITT	1.66%
KBR	1.66%
Quanta Services	1.64%
Parker-Hannifin	1.58%
CACI International Class A	1.53%
East West Bancorp	1.53%
Material Fund changes
Effective January 29, 2024, the Fund introduced a revised fee waiver for Class A shares of 0.86% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025, at delawarefunds.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie® or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3988360)

Delaware Opportunity Fund
Class C: FIVCX
Annual shareholder report | September 30, 2024
This annual shareholder report contains important information about Delaware Opportunity Fund (Fund) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$214	1.87%
Management’s discussion of Fund performance
Performance highlights
Delaware Opportunity Fund (Class C) returned 28.36% (excluding sales charge) for the 12 months ended September 30, 2024. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 35.19%, while the Russell Midcap® Value Index, the Fund's narrowly based securities market index, returned 29.01%.
Top contributors to performance:
Stock selection was the lead contributor to the Fund’s outperformance over the period.
Holdings in the consumer staples sector outperformed, specifically positions in the food distributors and packaged foods industries.
Holdings in the utilities sector generated the strongest total return over the period, benefitting from an increased demand for power generation.
Strong stock selection in addition to an overweight allocation to companies in the financial services sector contributed over the period.
Top detractors from performance:
Holdings in the energy sector underperformed those in the benchmark as holdings in the oil, gas, and consumable fuels industry declined on average. The energy sector was the only sector in the Fund to decline for the period as the price of oil fell due to excess supply.
Stock selection in the industrials sector was weak as holdings in the electrical equipment and building products industries underperformed.
In the technology sector, the Fund’s semiconductors holdings lagged the stronger returns of those in the benchmark during the period.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period February 28, 2023 (Class C's inception), through September 30, 2024
Average annual total returns (as of September 30, 2024)	1 year	Since inception (2/28/23)
Delaware Opportunity Fund (Class C) – including sales charge	27.36%	12.86%
Delaware Opportunity Fund (Class C) – excluding sales charge	28.36%	12.86%
Russell 3000 Index	35.19%	26.75%
Russell Midcap Value Index	29.01%	14.49%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit delawarefunds.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell Midcap Value Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund’s investment universe.
Fund statistics (as of September 30, 2024)
Fund net assets	$581,087,242
Total number of portfolio holdings	94
Total advisory fees paid	$3,846,494
Portfolio turnover rate	17%

Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financial Services	18.37%
Industrials	18.15%
Consumer Discretionary	10.84%
Basic Industry	9.02%
Utilities	8.42%
Technology	8.27%
Real Estate Investment Trusts	7.36%
Healthcare	7.06%
Energy	5.19%
Consumer Staples	4.84%
Transportation	1.46%

Top 10 equity holdings
Hartford Financial Services Group	1.91%
Marriott International Class A	1.83%
Public Service Enterprise Group	1.77%
DR Horton	1.72%
ITT	1.66%
KBR	1.66%
Quanta Services	1.64%
Parker-Hannifin	1.58%
CACI International Class A	1.53%
East West Bancorp	1.53%
Material Fund changes
Effective January 29, 2024, the Fund introduced a revised fee waiver for Class C shares of 0.86% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025, at delawarefunds.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie® or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3988360)

Delaware Opportunity Fund
Class R: FIZRX
Annual shareholder report | September 30, 2024
This annual shareholder report contains important information about Delaware Opportunity Fund (Fund) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$157	1.37%
Management’s discussion of Fund performance
Performance highlights
Delaware Opportunity Fund (Class R) returned 29.00% (excluding sales charge) for the 12 months ended September 30, 2024. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 35.19%, while the Russell Midcap® Value Index, the Fund's narrowly based securities market index, returned 29.01%.
Top contributors to performance:
Stock selection was the lead contributor to the Fund’s outperformance over the period.
Holdings in the consumer staples sector outperformed, specifically positions in the food distributors and packaged foods industries.
Holdings in the utilities sector generated the strongest total return over the period, benefitting from an increased demand for power generation.
Strong stock selection in addition to an overweight allocation to companies in the financial services sector contributed over the period.
Top detractors from performance:
Holdings in the energy sector underperformed those in the benchmark as holdings in the oil, gas, and consumable fuels industry declined on average. The energy sector was the only sector in the Fund to decline for the period as the price of oil fell due to excess supply.
Stock selection in the industrials sector was weak as holdings in the electrical equipment and building products industries underperformed.
In the technology sector, the Fund’s semiconductors holdings lagged the stronger returns of those in the benchmark during the period.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period February 28, 2023 (Class R's inception), through September 30, 2024
Average annual total returns (as of September 30, 2024)	1 year	Since inception (2/28/23)
Delaware Opportunity Fund (Class R) – including sales charge	29.00%	13.42%
Delaware Opportunity Fund (Class R) – excluding sales charge	29.00%	13.42%
Russell 3000 Index	35.19%	26.75%
Russell Midcap Value Index	29.01%	14.49%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit delawarefunds.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell Midcap Value Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund’s investment universe.
Fund statistics (as of September 30, 2024)
Fund net assets	$581,087,242
Total number of portfolio holdings	94
Total advisory fees paid	$3,846,494
Portfolio turnover rate	17%

Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financial Services	18.37%
Industrials	18.15%
Consumer Discretionary	10.84%
Basic Industry	9.02%
Utilities	8.42%
Technology	8.27%
Real Estate Investment Trusts	7.36%
Healthcare	7.06%
Energy	5.19%
Consumer Staples	4.84%
Transportation	1.46%

Top 10 equity holdings
Hartford Financial Services Group	1.91%
Marriott International Class A	1.83%
Public Service Enterprise Group	1.77%
DR Horton	1.72%
ITT	1.66%
KBR	1.66%
Quanta Services	1.64%
Parker-Hannifin	1.58%
CACI International Class A	1.53%
East West Bancorp	1.53%
Material Fund changes
Effective January 29, 2024, the Fund introduced a revised fee waiver for Class R shares of 0.86% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025, at delawarefunds.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie® or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3988360)

Delaware Opportunity Fund
Institutional Class: FIVUX
Annual shareholder report | September 30, 2024
This annual shareholder report contains important information about Delaware Opportunity Fund (Fund) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$100	0.87%
Management’s discussion of Fund performance
Performance highlights
Delaware Opportunity Fund (Institutional Class) returned 29.66% (excluding sales charge) for the 12 months ended September 30, 2024. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 35.19%, while the Russell Midcap® Value Index, the Fund's narrowly based securities market index, returned 29.01%.
Top contributors to performance:
Stock selection was the lead contributor to the Fund’s outperformance over the period.
Holdings in the consumer staples sector outperformed, specifically positions in the food distributors and packaged foods industries.
Holdings in the utilities sector generated the strongest total return over the period, benefitting from an increased demand for power generation.
Strong stock selection in addition to an overweight allocation to companies in the financial services sector contributed over the period.
Top detractors from performance:
Holdings in the energy sector underperformed those in the benchmark as holdings in the oil, gas, and consumable fuels industry declined on average. The energy sector was the only sector in the Fund to decline for the period as the price of oil fell due to excess supply.
Stock selection in the industrials sector was weak as holdings in the electrical equipment and building products industries underperformed.
In the technology sector, the Fund’s semiconductors holdings lagged the stronger returns of those in the benchmark during the period.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period September 30, 2014, through September 30, 2024
Average annual total returns (as of September 30, 2024)	1 year	5 year	10 year
Delaware Opportunity Fund (Institutional Class) – including sales charge	29.66%	10.42%	8.31%
Delaware Opportunity Fund (Institutional Class) – excluding sales charge	29.66%	10.42%	8.31%
Russell 3000 Index	35.19%	15.26%	12.83%
Russell Midcap Value Index	29.01%	10.33%	8.93%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit delawarefunds.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell Midcap Value Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund’s investment universe.
Fund statistics (as of September 30, 2024)
Fund net assets	$581,087,242
Total number of portfolio holdings	94
Total advisory fees paid	$3,846,494
Portfolio turnover rate	17%

Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financial Services	18.37%
Industrials	18.15%
Consumer Discretionary	10.84%
Basic Industry	9.02%
Utilities	8.42%
Technology	8.27%
Real Estate Investment Trusts	7.36%
Healthcare	7.06%
Energy	5.19%
Consumer Staples	4.84%
Transportation	1.46%

Top 10 equity holdings
Hartford Financial Services Group	1.91%
Marriott International Class A	1.83%
Public Service Enterprise Group	1.77%
DR Horton	1.72%
ITT	1.66%
KBR	1.66%
Quanta Services	1.64%
Parker-Hannifin	1.58%
CACI International Class A	1.53%
East West Bancorp	1.53%
Material Fund changes
Effective January 29, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 0.86% (excluding certain items).
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025, at delawarefunds.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie® or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3988360)

Delaware Opportunity Fund
Class R6: FIVVX
Annual shareholder report | September 30, 2024
This annual shareholder report contains important information about Delaware Opportunity Fund (Fund) for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$90	0.78%
Management’s discussion of Fund performance
Performance highlights
Delaware Opportunity Fund (Class R6) returned 29.80% (excluding sales charge) for the 12 months ended September 30, 2024. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 35.19%, while the Russell Midcap® Value Index, the Fund's narrowly based securities market index, returned 29.01%.
Top contributors to performance:
Stock selection was the lead contributor to the Fund’s outperformance over the period.
Holdings in the consumer staples sector outperformed, specifically positions in the food distributors and packaged foods industries.
Holdings in the utilities sector generated the strongest total return over the period, benefitting from an increased demand for power generation.
Strong stock selection in addition to an overweight allocation to companies in the financial services sector contributed over the period.
Top detractors from performance:
Holdings in the energy sector underperformed those in the benchmark as holdings in the oil, gas, and consumable fuels industry declined on average. The energy sector was the only sector in the Fund to decline for the period as the price of oil fell due to excess supply.
Stock selection in the industrials sector was weak as holdings in the electrical equipment and building products industries underperformed.
In the technology sector, the Fund’s semiconductors holdings lagged the stronger returns of those in the benchmark during the period.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period September 30, 2014, through September 30, 2024
Average annual total returns (as of September 30, 2024)	1 year	5 year	10 year
Delaware Opportunity Fund (Class R6) – including sales charge	29.80%	10.54%	8.44%
Delaware Opportunity Fund (Class R6) – excluding sales charge	29.80%	10.54%	8.44%
Russell 3000 Index	35.19%	15.26%	12.83%
Russell Midcap Value Index	29.01%	10.33%	8.93%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit delawarefunds.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell Midcap Value Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund’s investment universe.
Fund statistics (as of September 30, 2024)
Fund net assets	$581,087,242
Total number of portfolio holdings	94
Total advisory fees paid	$3,846,494
Portfolio turnover rate	17%

Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financial Services	18.37%
Industrials	18.15%
Consumer Discretionary	10.84%
Basic Industry	9.02%
Utilities	8.42%
Technology	8.27%
Real Estate Investment Trusts	7.36%
Healthcare	7.06%
Energy	5.19%
Consumer Staples	4.84%
Transportation	1.46%

Top 10 equity holdings
Hartford Financial Services Group	1.91%
Marriott International Class A	1.83%
Public Service Enterprise Group	1.77%
DR Horton	1.72%
ITT	1.66%
KBR	1.66%
Quanta Services	1.64%
Parker-Hannifin	1.58%
CACI International Class A	1.53%
East West Bancorp	1.53%
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie® or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3988360)

(b)	Not applicable

Item 2. Code of Ethics.

(a)

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Funds by Macquarie® Internet Web site at www.delawarefunds.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not, other than in his or her capacity as a member of the Board of Trustees or any committee thereof, (i) accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Ann Borowiec

H. Jeffrey Dobbs

Frances Sevilla-Sacasa, Chair

Christianna Wood

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $60,800 for 2024 and $173,500 for 2023.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $1,374,878 for 2024 and $1,362,878 for 2023. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $11,593 for 2024 and $33,524 for 2023. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2024 and $0 for 2023.

(e)(1)	The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits.

Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Funds® by Macquarie.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $50,000 per Fund

Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters up to $10,000 per Fund

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)

up to $25,000 in the aggregate
Audit-Related Services

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)

up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $9,688,403 for 2024 and $24,428,000 for 2023.

(h)

The audit committee of the registrant’s board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Equity funds
Delaware Growth and Income Fund
Delaware Opportunity Fund
Financial statements and other information
For the year ended September 30, 2024

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Form N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature.
Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Schedules of investments
Delaware Growth and Income Fund	September 30, 2024
	Number of shares	Value (US $)
Common Stocks — 97.94%
Communication Services — 11.68%
Alphabet Class A	159,146	$ 26,394,364
AT&T	1,191,940	26,222,680
Comcast Class A	849,759	35,494,434
Meta Platforms Class A	57,135	32,706,359
Verizon Communications	865,243	38,858,063
		159,675,900
Consumer Discretionary — 6.88%
Booking Holdings	2,803	11,806,572
Dillard's Class A	39,060	14,986,931
General Motors	241,083	10,810,162
Leggett & Platt	227,915	3,104,202
Lowe's	61,237	16,586,042
NIKE Class B	87,310	7,718,204
TJX	247,430	29,082,922
		94,095,035
Consumer Staples — 6.52%
Altria Group	479,408	24,468,984
Philip Morris International	532,361	64,628,626
		89,097,610
Energy — 10.61%
Chevron	104,001	15,316,227
Civitas Resources	158,399	8,026,077
ConocoPhillips	112,097	11,801,572
Exxon Mobil	655,389	76,824,699
Marathon Petroleum	202,643	33,012,571
		144,981,146
Financials — 21.92%
American International Group	210,714	15,430,586
Bank of New York Mellon	264,914	19,036,720
Berkshire Hathaway Class B †	7,766	3,574,379
Citigroup	47,917	2,999,604
Corebridge Financial	622,959	18,165,484
Evercore Class A	115,717	29,315,745
F&G Annuities & Life	24,807	1,109,369
Fidelity National Financial	244,371	15,165,664
Invesco	860,308	15,107,008
KeyCorp	321,439	5,384,103
Lincoln National	421,654	13,286,318
MetLife	360,724	29,752,515

Schedules of investments
Delaware Growth and Income Fund
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
Old Republic International	135,192	$ 4,788,501
OneMain Holdings	407,622	19,186,768
PNC Financial Services Group	177,717	32,850,987
Rithm Capital	508,977	5,776,889
Synchrony Financial	152,187	7,591,088
TPG	94,572	5,443,564
Truist Financial	717,506	30,687,732
Wells Fargo & Co.	95,295	5,383,215
Western Union	1,648,116	19,662,024
		299,698,263
Healthcare — 18.68%
Bristol-Myers Squibb	796,745	41,223,586
Centene †	45,712	3,441,199
Cigna Group	157,269	54,484,272
CVS Health	536,680	33,746,439
Gilead Sciences	568,304	47,646,607
McKesson	63,763	31,525,703
Merck & Co.	354,464	40,252,932
Pfizer	102,329	2,961,401
		255,282,139
Industrials — 8.72%
3M	130,331	17,816,248
Builders FirstSource †	84,226	16,328,052
Comfort Systems USA	16,592	6,476,687
Delta Air Lines	88,787	4,509,492
EMCOR Group	10,826	4,660,918
Emerson Electric	174,070	19,038,036
Honeywell International	127,432	26,341,469
Trane Technologies	23,279	9,049,245
United Parcel Service Class B	109,694	14,955,680
		119,175,827
Information Technology — 12.32%
Applied Materials	32,738	6,614,713
Broadcom	92,173	15,899,843
Cisco Systems	1,004,971	53,484,557
Cognizant Technology Solutions Class A	53,475	4,127,201
Lam Research	10,566	8,622,701
Micron Technology	288,288	29,898,349
Motorola Solutions	53,999	24,279,570
QUALCOMM	126,547	21,519,317

	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
TD SYNNEX	32,706	$ 3,927,336
		168,373,587
Real Estate — 0.61%
Park Hotels & Resorts	590,166	8,321,341
		8,321,341
Total Common Stocks (cost $1,062,604,781)		1,338,700,848

Short-Term Investments — 2.11%
Money Market Mutual Funds — 2.11%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	7,213,597	7,213,597
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	7,213,597	7,213,597
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	7,213,597	7,213,597
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	7,213,598	7,213,598
Total Short-Term Investments (cost $28,854,389)		28,854,389
Total Value of Securities—100.05% (cost $1,091,459,170)		$1,367,555,237
†	Non-income producing security.
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Opportunity Fund
	Number of shares	Value (US $)
Common Stocks — 98.98%
Basic Industry — 9.02%
Berry Global Group	71,491	$ 4,859,958
Celanese	40,290	5,477,829
Crown Holdings	63,740	6,111,391
Graphic Packaging Holding	181,240	5,362,892
Huntsman	157,860	3,820,212
Knife River †	38,935	3,480,400
Louisiana-Pacific	67,050	7,205,193
Olin	66,880	3,208,902
Reliance	19,220	5,558,616
Vulcan Materials	29,310	7,340,103
		52,425,496
Consumer Discretionary — 10.84%
Aptiv †	32,350	2,329,524
AutoZone †	1,882	5,928,375
Darden Restaurants	32,470	5,329,301
DR Horton	52,370	9,990,625
Electronic Arts	47,570	6,823,441
Interpublic Group	135,050	4,271,631
Marriott International Class A	42,820	10,645,052
PulteGroup	38,200	5,482,846
Ross Stores	47,290	7,117,618
Royal Caribbean Cruises	28,650	5,081,364
		62,999,777
Consumer Staples — 4.84%
Conagra Brands	139,440	4,534,589
Constellation Brands Class A	15,100	3,891,119
Hershey	15,050	2,886,289
Kellanova	92,180	7,439,848
Tyson Foods Class A	52,070	3,101,289
US Foods Holding †	101,800	6,260,700
		28,113,834
Energy — 5.19%
APA	140,230	3,430,026
Cheniere Energy	35,800	6,438,272
Coterra Energy	219,550	5,258,223
Devon Energy	110,270	4,313,762
Targa Resources	37,950	5,616,979
Valero Energy	37,650	5,083,880
		30,141,142

	Number of shares	Value (US $)
Common Stocks (continued)
Financial Services — 18.37%
Affiliated Managers Group	34,970	$ 6,217,666
Allstate	32,330	6,131,384
Ally Financial	200,310	7,129,033
Assurant	33,270	6,616,072
East West Bancorp	107,240	8,873,038
Fiserv †	23,680	4,254,112
Globe Life	48,085	5,092,682
Hartford Financial Services Group	94,210	11,080,038
KeyCorp	337,000	5,644,750
Raymond James Financial	63,320	7,754,167
Reinsurance Group of America	38,670	8,425,033
State Street	62,440	5,524,067
Synchrony Financial	102,120	5,093,746
Synovus Financial	128,140	5,698,386
Webster Financial	146,400	6,823,704
Willis Towers Watson	21,650	6,376,574
		106,734,452
Healthcare — 7.06%
Agilent Technologies	33,440	4,965,171
Avantor †	223,450	5,780,651
Cencora	29,120	6,554,330
Quest Diagnostics	41,080	6,377,670
STERIS	25,010	6,065,925
Teleflex	25,040	6,192,893
Zimmer Biomet Holdings	47,280	5,103,876
		41,040,516
Industrials — 18.15%
AECOM	74,080	7,650,242
AMETEK	47,210	8,106,429
CACI International Class A †	17,675	8,918,098
Curtiss-Wright	22,850	7,510,567
ITT	64,580	9,655,356
Johnson Controls International	64,158	4,979,302
KBR	148,210	9,652,917
NEXTracker Class A †	60,778	2,277,959
Oshkosh	53,540	5,365,243
Parker-Hannifin	14,500	9,161,390
Quanta Services	31,930	9,519,930
Regal Rexnord	52,100	8,642,348
United Rentals	9,005	7,291,619

Schedules of investments
Delaware Opportunity Fund
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
WESCO International	40,002	$ 6,719,536
		105,450,936
Real Estate Investment Trusts — 7.36%
American Homes 4 Rent Class A	163,910	6,292,505
Extra Space Storage	27,187	4,898,826
First Industrial Realty Trust	132,000	7,389,360
Host Hotels & Resorts	376,420	6,624,992
Kimco Realty	222,920	5,176,202
Realty Income	97,820	6,203,744
VICI Properties	185,037	6,163,583
		42,749,212
Technology — 8.27%
Akamai Technologies †	55,460	5,598,687
Ciena †	71,820	4,423,394
Flex †	201,140	6,724,110
Keysight Technologies †	36,925	5,868,490
ON Semiconductor †	71,110	5,163,297
Qorvo †	33,200	3,429,560
TD SYNNEX	48,750	5,853,900
Teradyne	44,570	5,969,260
Twilio Class A †	76,900	5,015,418
		48,046,116
Transportation — 1.46%
Delta Air Lines	85,600	4,347,624
JB Hunt Transport Services	24,080	4,149,706
		8,497,330
Utilities — 8.42%
CMS Energy	117,740	8,315,976
Edison International	86,720	7,552,445
MDU Resources Group	116,240	3,186,138
NRG Energy	84,760	7,721,636
Public Service Enterprise Group	115,160	10,273,424
WEC Energy Group	58,370	5,614,027
Xcel Energy	96,070	6,273,371
		48,937,017
Total Common Stocks (cost $372,350,566)		575,135,828

	Number of shares	Value (US $)

Short-Term Investments — 1.12%
Money Market Mutual Funds — 1.12%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	1,628,131	$ 1,628,131
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	1,628,139	1,628,139
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	1,628,138	1,628,138
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	1,628,138	1,628,138
Total Short-Term Investments (cost $6,512,546)		6,512,546
Total Value of Securities—100.10% (cost $378,863,112)		$581,648,374
†	Non-income producing security.
See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
 September 30, 2024
	Delaware Growth and Income Fund	Delaware Opportunity Fund
Assets:
Investments, at value*	$1,367,555,237	$581,648,374
Foreign currencies, at valueΔ	1,192	—
Dividends receivable	1,891,136	544,897
Receivable for fund shares sold	1,141,064	551,380
Prepaid expenses	63,667	63,065
Foreign tax reclaims receivable	—	10,698
Other assets	9,299	5,214
Total Assets	1,370,661,595	582,823,628
Liabilities:
Payable for fund shares redeemed	2,302,366	969,697
Investment management fees payable to affiliates	747,658	418,455
Other accrued expenses	450,766	237,263
Distribution fees payable to affiliates	257,407	110,971
Total Liabilities	3,758,197	1,736,386
Total Net Assets	$1,366,903,398	$581,087,242

Net Assets Consist of:
Paid-in capital	$974,294,030	$326,343,328
Total distributable earnings (loss)	392,609,368	254,743,914
Total Net Assets	$1,366,903,398	$581,087,242

	Delaware Growth and Income Fund	Delaware Opportunity Fund

Net Asset Value

Class A:
Net assets	$1,277,970,923	$541,135,619
Shares of beneficial interest outstanding, unlimited authorization, no par	79,633,515	14,806,289
Net asset value per share	$16.05	$36.55
Sales charge	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$17.03	$38.78

Class C:
Net assets	$—	$2,030,289
Shares of beneficial interest outstanding, unlimited authorization, no par	—	53,078
Net asset value per share	$—	$38.25

Class R:
Net assets	$—	$305,086
Shares of beneficial interest outstanding, unlimited authorization, no par	—	7,955
Net asset value per share	$—	$38.35

Institutional Class:
Net assets	$86,783,703	$27,679,005
Shares of beneficial interest outstanding, unlimited authorization, no par	5,411,036	717,440
Net asset value per share	$16.04	$38.58

Class R6:
Net assets	$2,148,772	$9,937,243
Shares of beneficial interest outstanding, unlimited authorization, no par	132,613	255,545
Net asset value per share	$16.20	$38.89
*Investments, at cost	$1,091,459,170	$378,863,112
ΔForeign currencies, at cost	1,165	—
See accompanying notes, which are an integral part of the financial statements.

Statements of operations
 Year ended September 30, 2024
	Delaware Growth and Income Fund	Delaware Opportunity Fund
Investment Income:
Dividends	$41,528,120	$9,951,112

Expenses:
Management fees	7,779,140	4,231,706
Distribution expenses — Class A	3,063,896	1,310,202
Distribution expenses — Class C	—	22,934
Distribution expenses — Class R	—	1,527
Dividend disbursing and transfer agent fees and expenses	1,420,436	676,821
Accounting and administration expenses	221,456	116,742
Reports and statements to shareholders expenses	137,207	75,803
Legal fees	127,764	65,271
Registration fees	66,810	81,677
Trustees’ fees	58,130	26,094
Audit and tax fees	40,205	35,744
Custodian fees	3,613	7,828
Other	14,031	7,155
	12,932,688	6,659,504
Less expenses waived	(24,085)	(385,212)
Less expenses paid indirectly	(7,758)	(3,505)
Total operating expenses	12,900,845	6,270,787
Net Investment Income (Loss)	28,627,275	3,680,325
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	136,182,989	55,259,135

Net change in unrealized appreciation (depreciation) on:
Investments	130,888,650	87,377,783
Foreign currencies	6	—
Net change in unrealized appreciation (depreciation)	130,888,656	87,377,783
Net Realized and Unrealized Gain (Loss)	267,071,645	142,636,918
Net Increase (Decrease) in Net Assets Resulting from Operations	$295,698,920	$146,317,243
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Growth and Income Fund
	Year ended
	9/30/24	9/30/23
Increase in Net Assets from Operations:
Net investment income (loss)	$28,627,275	$27,240,985
Net realized gain (loss)	136,182,989	51,873,467
Net change in unrealized appreciation (depreciation)	130,888,656	105,697,289
Net increase (decrease) in net assets resulting from operations	295,698,920	184,811,741

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(82,603,477)	(70,427,531)
Institutional Class	(3,502,349)	(674,277)
Class R6	(65,805)	(4,940)
	(86,171,631)	(71,106,748)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	74,277,596	34,211,621
Institutional Class	80,918,753	7,892,212
Class R6	2,208,527	153,809

Net assets from reorganization:[1]
Class A	—	248,356,990
Institutional Class	—	6,292,640
Class R6	—	39,466

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	82,257,611	70,154,687
Institutional Class	3,502,349	674,277
Class R6	58,686	4,940
	243,223,522	367,780,642

Statements of changes in net assets
Delaware Growth and Income Fund
	Year ended
	9/30/24	9/30/23
Capital Share Transactions (continued): Cost of shares redeemed:
Class A	$(224,260,324)	$(178,971,980)
Institutional Class	(18,441,316)	(7,330,750)
Class R6	(435,231)	(98,970)
	(243,136,871)	(186,401,700)
Increase in net assets derived from capital share transactions	86,651	181,378,942
Net Increase in Net Assets	209,613,940	295,083,935

Net Assets:
Beginning of year	1,157,289,458	862,205,523
End of year	$1,366,903,398	$1,157,289,458
[1]	See Note 7 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Opportunity Fund
	Year ended
	9/30/24	9/30/23
Increase in Net Assets from Operations:
Net investment income (loss)	$3,680,325	$4,368,328
Net realized gain (loss)	55,259,135	7,244,800
Net change in unrealized appreciation (depreciation)	87,377,783	41,894,197
Net increase (decrease) in net assets resulting from operations	146,317,243	53,507,325

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(10,859,344)	(44,800,864)
Class C	(42,678)	—
Class R	(5,389)	—
Institutional Class	(730,641)	(243,257)
Class R6	(281,379)	(569,615)
	(11,919,431)	(45,613,736)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	13,073,174	13,737,067
Class C	23,584	24,873
Class R	93,141	52,459
Institutional Class	8,022,562	4,563,946
Class R6	381,813	7,052,255

Net assets from reorganization:[1]
Class A	—	14,608,817
Class C	—	3,162,250
Class R	—	194,570
Institutional Class	—	37,475,287

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	10,819,392	44,689,108
Class C	42,678	—
Class R	5,388	—
Institutional Class	730,419	243,257
Class R6	157,917	569,615
	33,350,068	126,373,504

Statements of changes in net assets
Delaware Opportunity Fund
	Year ended
	9/30/24	9/30/23
Capital Share Transactions (continued): Cost of shares redeemed:
Class A	$(103,184,426)	$(86,785,274)
Class C	(1,256,505)	(528,295)
Class R	(99,937)	(9,818)
Institutional Class	(18,152,209)	(15,890,142)
Class R6	(4,150,191)	(3,107,250)
	(126,843,268)	(106,320,779)
Increase (decrease) in net assets derived from capital share transactions	(93,493,200)	20,052,725
Net Increase in Net Assets	40,904,612	27,946,314

Net Assets:
Beginning of year	540,182,630	512,236,316
End of year	$581,087,242	$540,182,630
[1]	See Note 7 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

This page intentionally left blank.

Financial highlights
Delaware Growth and Income Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	On October 4, 2019, Class A shares of the predecessor fund First Investors Growth & Income Fund were reorganized into Class A shares of Delaware Growth and Income Fund. The Class A shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Class A shares.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.
See accompanying notes, which are an integral part of the financial statements.

Year ended
9/30/24	9/30/23	9/30/22	9/30/21	9/30/20[1]
$13.62	$12.21	$14.62	$11.94	$19.85

0.33	0.34	0.30	0.25	0.23
3.11	2.04	(0.99)	3.34	(0.95)
3.44	2.38	(0.69)	3.59	(0.72)

(0.33)	(0.33)	(0.37)	(0.21)	(0.25)
(0.68)	(0.64)	(1.35)	(0.70)	(6.94)
(1.01)	(0.97)	(1.72)	(0.91)	(7.19)
$16.05	$13.62	$12.21	$14.62	$11.94
26.26%[4]	19.74%[4]	(5.81%)[4]	30.89%	(7.99%)

$1,277,971	$1,144,700	$857,819	$1,037,062	$1,023,821
1.02%	1.02%	1.04%	1.07%	1.10%
1.02%	1.02%	1.06%	1.07%	1.10%
2.23%	2.50%	2.13%	1.82%	1.71%
2.23%	2.50%	2.10%	1.82%	1.71%
35%	26%	23%	51%	113%[6]

Financial highlights
Delaware Growth and Income Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	On October 4, 2019, Advisor Class shares of the predecessor fund First Investors Growth & Income Fund were reorganized into Institutional Class shares of Delaware Growth and Income Fund. The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Advisor Class shares.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.
See accompanying notes, which are an integral part of the financial statements.

Year ended
9/30/24	9/30/23	9/30/22	9/30/21	9/30/20[1]
$13.63	$12.23	$14.64	$11.99	$19.87

0.37	0.38	0.34	0.29	0.30
3.11	2.03	(0.99)	3.34	(0.98)
3.48	2.41	(0.65)	3.63	(0.68)

(0.39)	(0.37)	(0.41)	(0.28)	(0.26)
(0.68)	(0.64)	(1.35)	(0.70)	(6.94)
(1.07)	(1.01)	(1.76)	(0.98)	(7.20)
$16.04	$13.63	$12.23	$14.64	$11.99
26.56%	20.01%	(5.54%)	31.19%	(7.68%)

$86,783	$12,448	$4,360	$4,804	$4,063
0.77%	0.77%	0.78%	0.82%	0.85%
0.77%	0.77%	0.81%	0.82%	0.86%
2.48%	2.81%	2.41%	2.08%	1.98%
2.48%	2.81%	2.38%	2.08%	1.97%
35%	26%	23%	51%	113%[5]

Financial highlights
Delaware Growth and Income Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	On October 4, 2019, Institutional Class shares of the predecessor fund First Investors Growth & Income Fund were reorganized into Class R6 shares of Delaware Growth and Income Fund. The Class R6 shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Institutional Class shares.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.
See accompanying notes, which are an integral part of the financial statements.

Year ended
9/30/24	9/30/23	9/30/22	9/30/21	9/30/20[1]
$13.76	$12.33	$14.72	$12.01	$19.92

0.39	0.38	0.37	0.30	0.29
3.13	2.07	(1.01)	3.35	(0.96)
3.52	2.45	(0.64)	3.65	(0.67)

(0.40)	(0.38)	(0.40)	(0.24)	(0.30)
(0.68)	(0.64)	(1.35)	(0.70)	(6.94)
(1.08)	(1.02)	(1.75)	(0.94)	(7.24)
$16.20	$13.76	$12.33	$14.72	$12.01
26.61%[4]	20.13%	(5.45%)[4]	31.25%[4]	(7.63%)[4]

$2,149	$141	$27	$192	$2,710
0.70%	0.71%	0.73%	0.75%	0.76%
0.70%	0.71%	0.73%	0.76%	0.81%
2.55%	2.79%	2.57%	2.29%	2.07%
2.55%	2.79%	2.57%	2.28%	2.02%
35%	26%	23%	51%	113%[6]

Financial highlights
Delaware Opportunity Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	On October 4, 2019, Class A shares of the predecessor fund First Investors Opportunity Fund were reorganized into Class A shares of Delaware Opportunity Fund. The Class A shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Class A shares.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.
See accompanying notes, which are an integral part of the financial statements.

Year ended
9/30/24	9/30/23	9/30/22	9/30/21	9/30/20[1]
$28.84	$28.57	$33.94	$23.26	$37.79

0.20	0.23	0.25	0.43	0.16
8.16	2.66	(3.64)	10.48	(3.01)
8.36	2.89	(3.39)	10.91	(2.85)

(0.26)	(0.20)	(0.39)	(0.23)	(0.24)
(0.39)	(2.42)	(1.59)	—	(11.44)
(0.65)	(2.62)	(1.98)	(0.23)	(11.68)
$36.55	$28.84	$28.57	$33.94	$23.26
29.35%	10.08%	(10.87%)	47.10%	(13.31%)

$541,136	$496,660	$502,949	$660,973	$599,543
1.12%	1.14%	1.16%	1.20%	1.21%
1.19%	1.18%	1.20%	1.20%	1.24%
0.63%	0.76%	0.73%	1.40%	0.62%
0.56%	0.72%	0.69%	1.40%	0.59%
17%	11%	17%	13%	120%[5]

Financial highlights
Delaware Opportunity Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended 9/30/24	2/28/23[1] to 9/30/23

Net asset value, beginning of period	$30.25	$32.05

Income (loss) from investment operations:
Net investment loss[2]	(0.04) [3]	(0.01)
Net realized and unrealized gain (loss)	8.54	(1.79)
Total from investment operations	8.50	(1.80)
Less dividends and distributions from:
Net investment income	(0.11)	—
Net realized gain	(0.39)	—
Total dividends and distributions	(0.50)	—
Net asset value, end of period	$38.25	$30.25
Total return[4]	28.36%	(5.62%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,030	$2,660
Ratio of expenses to average net assets[5]	1.87%	1.89%
Ratio of expenses to average net assets prior to fees waived[5]	1.94%	1.89%
Ratio of net investment loss to average net assets	(0.12%)	(0.03%)
Ratio of net investment loss to average net assets prior to fees waived	(0.19%)	(0.03%)
Portfolio turnover	17%	11%[6]
[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Calculated using average shares outstanding.
[3]	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statements of operations due to class specific expenses.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Portfolio turnover is representative of the Fund for the period ended September 30, 2023.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Opportunity Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended 9/30/24	2/28/23[1] to 9/30/23

Net asset value, beginning of period	$30.34	$32.05

Income (loss) from investment operations:
Net investment income[2]	0.13	0.09
Net realized and unrealized gain (loss)	8.56	(1.80)
Total from investment operations	8.69	(1.71)
Less dividends and distributions from:
Net investment income	(0.29)	—
Net realized gain	(0.39)	—
Total dividends and distributions	(0.68)	—
Net asset value, end of period	$38.35	$30.34
Total return[3]	29.00%	(5.34%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$305	$237
Ratio of expenses to average net assets[4]	1.37%	1.39%
Ratio of expenses to average net assets prior to fees waived[4]	1.44%	1.39%
Ratio of net investment income to average net assets	0.38%	0.50%
Ratio of net investment income to average net assets prior to fees waived	0.31%	0.50%
Portfolio turnover	17%	11%[5]
[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	Portfolio turnover is representative of the Fund for the period ended September 30, 2023.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Opportunity Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	On October 4, 2019, Advisor Class shares of the predecessor fund First Investors Opportunity Fund were reorganized into Institutional Class shares of Delaware Opportunity Fund. The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Advisor Class shares.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.
See accompanying notes, which are an integral part of the financial statements.

Year ended
9/30/24	9/30/23	9/30/22	9/30/21	9/30/20[1]
$30.43	$29.98	$35.58	$24.37	$38.75

0.30	0.31	0.35	0.52	0.24
8.60	2.81	(3.80)	10.99	(3.18)
8.90	3.12	(3.45)	11.51	(2.94)

(0.36)	(0.25)	(0.56)	(0.30)	—
(0.39)	(2.42)	(1.59)	—	(11.44)
(0.75)	(2.67)	(2.15)	(0.30)	(11.44)
$38.58	$30.43	$29.98	$35.58	$24.37
29.66%	10.40%	(10.61%)	47.50%	(13.04%)

$27,679	$29,676	$2,925	$4,083	$2,490
0.87%	0.89%	0.90%	0.90%	0.95%
0.94%	0.90%	0.95%	0.95%	1.04%
0.88%	1.01%	0.99%	1.59%	0.83%
0.81%	1.00%	0.94%	1.54%	0.74%
17%	11%	17%	13%	120%[5]

Financial highlights
Delaware Opportunity Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	On October 4, 2019, Institutional Class shares of the predecessor fund First Investors Opportunity Fund were reorganized into Class R6 shares of Delaware Opportunity Fund. The Class R6 shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Institutional Class shares.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.
See accompanying notes, which are an integral part of the financial statements.

Year ended
9/30/24	9/30/23	9/30/22	9/30/21	9/30/20[1]
$30.69	$30.43	$35.51	$24.04	$38.71

0.33	0.36	0.59	0.54	0.28
8.68	2.84	(4.08)	10.93	(3.11)
9.01	3.20	(3.49)	11.47	(2.83)

(0.42)	(0.52)	—	—	(0.40)
(0.39)	(2.42)	(1.59)	—	(11.44)
(0.81)	(2.94)	(1.59)	—	(11.84)
$38.89	$30.69	$30.43	$35.51	$24.04
29.80%	10.49%	(10.50%)	47.71%	(12.93%)

$9,937	$10,950	$6,362	$227	$1,029
0.78%	0.78%	0.78%	0.78%	0.79%
0.87%	0.83%	0.95%	0.88%	0.95%
0.97%	1.15%	1.84%	1.75%	1.00%
0.88%	1.10%	1.67%	1.65%	0.84%
17%	11%	17%	13%	120%[5]

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)	September 30, 2024
Delaware Group Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers three funds. These financial statements and the related notes pertain to Delaware Growth and Income Fund and Delaware Opportunity Fund (each, a Fund or collectively, the Funds). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act). Each Fund offers Class A, Institutional Class, and Class R6 shares. Delaware Opportunity Fund also offers Class C and Class R shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.
1. Significant Accounting Policies
Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company (DMC) as the valuation designee (Valuation Designee) for each Fund to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the year ended September 30, 2024, and for all open tax years (years ended September 30, 2021–September 30, 2023), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the year ended September 30, 2024, the Funds did not incur any interest or tax penalties.
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds generally do not bifurcate that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statements of operations” under “Net realized and unrealized gain (loss) on investments.” The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)
1. Significant Accounting Policies (continued)
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from any investment companies (Underlying Funds) in which each Fund invests are recorded on the ex-dividend date. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. Delaware Growth and Income Fund declares and pays dividends quarterly. Delaware Opportunity Fund declares and pays dividends annually. Each Fund declares and pays distributions from net realized gain on investments, if any, at least annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended September 30, 2024, each Fund earned the following amounts under this arrangement:
Fund	Custody Credits
Delaware Growth and Income Fund	$2,040
Delaware Opportunity Fund	330
Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations”
under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended September 30, 2024, each Fund earned the following amounts under this arrangement:
Fund	Earnings Credits
Delaware Growth and Income Fund	$5,718

Fund	Earnings Credits
Delaware Opportunity Fund	$3,175
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:
	Delaware Growth and Income Fund	Delaware Opportunity Fund
On the first $500 million	0.6500%	0.7500%
On the next $500 million	0.6000%	0.7000%
On the next $1.5 billion	0.5500%	0.6500%
In excess of $2.5 billion	0.5000%	0.6000%
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund’s average daily net assets from October 1, 2023 (except as noted) through January 28, 2025. These waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.
Fund	Operating expense limitation as a percentage of average daily net assets for all share classes other than Class R6	Operating expense limitation as a percentage of average daily net assets for Class R6
Delaware Growth and Income Fund	0.77%	0.70%*
Delaware Opportunity Fund	0.86%**	0.78%
*	Effective January 29, 2024. Prior to January 29, 2024, the expense limitation in effect for Class R6 shares was 0.71%.
**	Effective January 29, 2024. Prior to January 29, 2024, the expense limitation in effect for all share classes other than Class R6 shares was 0.89%.

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from October 1, 2023 (except as noted) through January 28, 2025, unless terminated by agreement of DMC and the Funds, is as follows:
	Operating expense limitation as a percentage of average daily net assets
Fund	Class A	Class C	Class R	Institutional Class	Class R6
Delaware Growth and Income Fund	1.02%	n/a	n/a	0.77%	0.70%*
Delaware Opportunity Fund	1.11%**	1.86%**	1.36%**	0.86%**	0.78%
*	Effective January 29, 2024. Prior to January 29, 2024, the expense limitation in effect for Class R6 shares was 0.71%.
**	Effective January 29, 2024. Prior to January 29, 2024, these amounts for Class A, Class C, Class R, and Institutional Class shares were 1.14%, 1.89%, 1.39%, and 0.89%, respectively.
DMC has also entered into a Sub-Advisory Agreement on behalf of the Funds with Macquarie Investment Management Global Limited, which is an affiliate of DMC (Affiliated Sub-Advisor). Pursuant to the terms of the Sub-Advisory Agreement, the investment sub-advisory fee is paid by DMC to the Affiliated Sub-Advisor based on the extent to which the Affiliated Sub-Advisor provides services to the Funds.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the year ended September 30, 2024, each Fund paid for these services as follows:
Fund	Fees
Delaware Growth and Income Fund	$59,965
Delaware Opportunity Fund	28,875
DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC's fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of

$75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended September 30, 2024, each Fund paid for these services as follows:
Fund	Fees
Delaware Growth and Income Fund	$83,442
Delaware Opportunity Fund	37,155
Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.
As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the year ended September 30, 2024, each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:
Fund	Fees
Delaware Growth and Income Fund	$31,987
Delaware Opportunity Fund	14,496
For the September 30, 2024, DDLP earned commissions on sales of Class A shares for each Fund as follows:
Fund	Class A
Delaware Growth and Income Fund	$82,787
Delaware Opportunity Fund	38,333

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
For the year ended September 30, 2024, DDLP received gross CDSC commissions on redemptions of each Fund's Class A and Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:
Fund	Class A	Class C
Delaware Growth and Income Fund	$1,182	$—
Delaware Opportunity Fund	1,325	14
Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.
In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the U.S. Securities and Exchange Commission (SEC) consenting to an order (Settlement Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC's findings. The Settlement Order does not impact MIMBT's ability to continue to provide services to the Funds.
3. Investments
For the year ended September 30, 2024, each Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Fund	Purchases	Sales
Delaware Growth and Income Fund	$447,753,961	$528,663,051
Delaware Opportunity Fund	94,214,572	195,490,988
The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At

September 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for each Fund were as follows:
Fund	Cost of investments	Aggregate unrealized appreciation of investments	Aggregate unrealized depreciation of investments	Net unrealized appreciation (depreciation) of investments
Delaware Growth and Income Fund	$1,094,342,147	$312,399,940	$(39,186,823)	$273,213,117
Delaware Opportunity Fund	381,232,487	211,714,441	(11,298,553)	200,415,888
US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)
3. Investments (continued)
Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following tables summarize the valuation of each Fund's investments by fair value hierarchy levels as of September 30, 2024:
Delaware Growth and Income Fund
Level 1
Securities
Assets:
Common Stocks	$1,338,700,848
Short-Term Investments	28,854,389
Total Value of Securities	$1,367,555,237
Delaware Opportunity Fund
Level 1
Securities
Assets:
Common Stocks	$575,135,828
Short-Term Investments	6,512,546
Total Value of Securities	$581,648,374
During the year ended September 30, 2024, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.
A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to that Fund’s net assets. As of September 30, 2024, there were no Level 3 investments in either of the Funds.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended September 30, 2024 and 2023 were as follows:
	Ordinary income	Long-term capital gains	Total
Year ended September 30, 2024:
Delaware Growth and Income Fund	$32,191,904	$53,979,727	$86,171,631
Delaware Opportunity Fund	4,803,354	7,116,077	11,919,431

Year ended September 30, 2023:
Delaware Growth and Income Fund	27,244,774	43,861,974	71,106,748
Delaware Opportunity Fund	6,193,599	39,420,137	45,613,736
5. Components of Net Assets on a Tax Basis
As of September 30, 2024, the components of net assets on a tax basis were as follows:
	Delaware Growth and Income Fund	Delaware Opportunity Fund
Shares of beneficial interest	$974,294,030	$326,343,328
Undistributed ordinary income	30,506,028	4,702,478
Undistributed long-term capital gains	88,890,223	49,625,548
Unrealized appreciation (depreciation) of investments	273,213,117	200,415,888
Net assets	$1,366,903,398	$581,087,242
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of REITs.
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications were primarily due to tax treatment of earnings and profits distributed to shareholders on the redemption of shares and tax treatment of REITs. Results of operations and net assets were not affected by these reclassifications. For the year ended September 30, 2024, the Funds recorded the following reclassifications:
	Paid-in capital	Total distributable earnings (loss)
Delaware Growth and Income Fund	$9,528,750	$(9,528,750)
Delaware Opportunity Fund	4,210,854	(4,210,854)

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)
6. Capital Shares
Transactions in capital shares were as follows:
	Delaware Growth and Income Fund		Delaware Opportunity Fund
	Year ended		Year ended
	9/30/24	9/30/23	9/30/24	9/30/23
Shares sold:
Class A	5,001,225	2,493,665	403,584	459,048
Class C	—	—	699	715
Class R	—	—	2,746	1,698
Institutional Class	5,483,918	572,540	230,627	145,409
Class R6	147,006	11,792	11,711	225,291

Shares from reorganization:[1]
Class A	—	19,192,196	—	508,806
Class C	—	—	—	104,619
Class R	—	—	—	6,436
Institutional Class	—	485,464	—	1,239,450
Class R6	—	3,018	—	—

Shares issued upon reinvestment of dividends and distributions:
Class A	5,725,672	5,262,678	344,019	1,540,473
Class C	—	—	1,289	—
Class R	—	—	163	—
Institutional Class	241,424	50,684	22,047	7,968
Class R6	4,026	368	4,731	18,506
	16,603,271	28,072,405	1,021,616	4,258,419

Shares redeemed:
Class A	(15,120,113)	(13,178,176)	(3,160,080)	(2,892,992)
Class C	—	—	(36,831)	(17,413)
Class R	—	—	(2,771)	(317)
Institutional Class	(1,227,433)	(552,095)	(510,364)	(515,281)
Class R6	(28,643)	(7,134)	(117,641)	(96,132)
	(16,376,189)	(13,737,405)	(3,827,687)	(3,522,135)
Net increase (decrease)	227,082	14,335,000	(2,806,071)	736,284
[1]	See Note 7.
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table on the previous page and on the “Statements of changes in net assets.” For the years ended September 30, 2024 and 2023, each Fund had the following exchange transactions:
	Exchange Redemptions		Exchange Subscriptions
	Class A Shares	Institutional Class Shares	Institutional Class Shares	Class R6 Shares	Value

Delaware Growth and Income Fund
Year ended
9/30/24	23,651	—	11,442	12,088	$362,701
9/30/23	15,291	3,026	15,273	2,997	242,051

Delaware Opportunity Fund
Year ended
9/30/24	5,709	—	5,409	—	206,480
9/30/23	1,921	1,267	1,823	1,257	96,138
7. Reorganization
On November 10, 2022, the Board approved a proposal to reorganize Delaware Equity Income Fund, a series of the Trust (the “Acquired Fund I”) with and into Delaware Growth and Income Fund (the “Acquiring Fund I”) and a proposal to reorganize Delaware Mid Cap Value Fund, a series of Delaware Group Equity Funds I, (the “Acquired Fund II”, and together with Acquired Fund I, the "Acquired Funds") with and into Delaware Opportunity Fund (the “Acquiring Fund II”, and together with Acquiring Fund I, the "Acquiring Funds"), (the “Reorganizations”). Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property and assets of Acquired Fund I and Acquired Fund II were acquired by the Acquiring Fund I and Acquiring Fund II, respectively, and (ii) the Trust, on behalf of Acquiring Fund I and Acquiring Fund II, assumed the liabilities of Acquired Fund I and Acquired Fund II, in exchange for shares of Acquiring Fund I and Acquiring Fund II, respectively. In accordance with the Plan, Acquired Fund I and Acquiring Fund II liquidated and dissolved following the Reorganizations. In approving the Reorganizations, the Board considered various factors, including that each Acquiring Fund and its corresponding Acquired Fund share similar investment objectives, principal investment strategies and principal risks, and materially identical fundamental investment restrictions and that each Acquiring Fund's overall total expense ratio is expected to be equal to or lower than the corresponding Acquired Fund's total expense ratio following the Reorganizations taking into account applicable expense limitation arrangements. The Reorganizations were accomplished by a tax-free exchange of shares on March 10, 2023. For financial reporting purposes, assets received and shares issued by Acquiring Fund I and Acquiring Fund II were recorded at fair value; however, the cost basis of the investments received from Acquired Fund I and Acquired Fund II was carried forward to align ongoing reporting of Acquiring Fund I and Acquiring Fund II’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)
7. Reorganization (continued)
The share transactions associated with the Reorganization are as follows:
	Acquired Fund I Net Assets	Acquired Fund I Shares Outstanding	Shares Converted to Acquiring Fund I	Acquiring Fund I Net Assets	Conversion Ratio
Class A	$248,356,990	39,433,257	19,192,196	$912,825,415	0.4867
Institutional Class	6,292,640	989,897	485,464	8,521,827	0.4904
Class R6	39,466	6,280	3,018	30,050	0.4806
	Acquired Funds II Net Assets	Acquired Fund II Shares Outstanding	Shares Converted to Acquiring Fund II	Acquiring Fund II Net Assets	Conversion Ratio
Class A	$14,608,817	2,064,343	508,806	$520,544,373	0.2465
Class C	3,162,250	491,477	104,619	9,431	0.2129
Class R	194,570	27,474	6,436	9,432	0.2343
Institutional Class	37,475,287	5,301,037	1,239,450	3,659,006	0.2338
The net assets of Acquired Fund I and Acquired Fund II before the Reorganizations were as follows:
Net Assets
Delaware Equity Income Fund	$254,689,096
Delaware Mid Cap Value Fund	55,440,924
The net assets of Acquiring Fund I and Acquiring Fund II immediately following the
Reorganizations were as follows:
Net Assets
Delaware Growth and Income Fund	$1,176,066,388
Delaware Opportunity Fund	585,570,406

Assuming the Reorganizations had been completed on October 1, 2022, Acquiring Fund I and Acquiring Fund II's pro forma results of operations for the year ended September 30, 2023, would have been as follows:
	Delaware Growth and Income Fund	Delaware Opportunity Fund
Net investment income	$30,108,598	$5,028,155
Net realized gain on investments	56,230,876	7,635,146
Net change in unrealized appreciation (depreciation)	126,463,820	40,056,087
Net increase (decrease) in net assets resulting from operations	$212,803,294	$52,719,388
8.  Line of Credit
Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 30, 2023.
On October 30, 2023, each Fund, along with the other Participants, entered into an amendment to the Agreement for a $335,000,000 revolving line of credit to be used as described above. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 28, 2024.
Each Fund had no amounts outstanding as of September 30, 2024, or at any time during the year then ended.
9. Securities Lending
Each Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)
9. Securities Lending (continued)
following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by each Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.
Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.
During the year ended September 30, 2024, each Fund had no securities out on loan.
10. Credit and Market Risks
The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which each Fund invests will cause the NAV of each Fund to fluctuate.
The Funds may invest in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.
The Funds may invest in REITs and are subject to the risks associated with that industry. If a Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the year ended September 30, 2024. The Funds’ REIT holdings are also affected by interest rate changes, particularly if the REITs they hold use floating rate debt to finance their ongoing operations. The Funds also invest in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships). The Funds will limit their investments in Real Estate Limited Partnerships to 5% of their total assets at the time of purchase.
Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. As of September 30, 2024, there were no Rule 144A securities held by the Funds.

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)
11. Contractual Obligations
Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.
12. Subsequent Events
On October 28, 2024, each Fund, along with the other Participants, entered into an amendment to the Agreement for a $335,000,000 revolving line of credit to be used as described in Note 8. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 27, 2025.
Management has determined that no other material events or transactions occurred subsequent to September 30, 2024, that would require recognition or disclosure in the Funds’ financial statements.

Report of independent registered public accounting firm
To the Board of Trustees of Delaware Group® Equity Funds IV and Shareholders of Delaware Growth and Income Fund and Delaware Opportunity Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Delaware Growth and Income Fund and Delaware Opportunity Fund (two of the funds constituting Delaware Group® Equity Funds IV, hereafter collectively referred to as the “Funds”) as of September 30, 2024, the related statements of operations for the year ended September 30, 2024, the statements of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2024, and each of financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian and transfer agents. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 27, 2024
We have served as the auditor of one or more Macquarie investment companies since 2010.

Other Fund information (Unaudited)
Delaware Group® Equity Funds IV (Trust)
Tax Information
The information set forth below is for each Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of each Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of each Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the fiscal year ended September 30, 2024, each Fund reports distributions paid during the year as follows:
	(A) Ordinary Income Distributions* (Tax Basis)	(B) Long-Term Capital Gains Distributions (Tax Basis)	Total Distributions (Tax Basis)	(C) Qualifying Dividends[1]
Delaware Growth and Income Fund	37.36%	62.64%	100.00%	100.00%
Delaware Opportunity Fund	40.30%	59.70%	100.00%	100.00%

(A) and (B) are based on a percentage of each Fund's total distributions.
(C) is based on the ordinary income distributions.
1Qualified dividends represent dividends which qualify for the corporate dividends received deduction.
*For the fiscal year ended September 30, 2024, certain dividends paid by each Fund may be subject to a maximum tax rate of 20%. The percentage of dividends paid by each Fund from ordinary income reported as qualified income are reported in the following table. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV.
Percentage
Delaware Growth and Income Fund	100.00%
Delaware Opportunity Fund	100.00%

For the fiscal year ended September 30, 2024, certain distributions paid by the Funds, determined to be Qualified Interest Income or Qualified Short-Term Capital Gains may be subject to relief from US tax withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004; the Tax Relief Unemployment Insurance Reauthorization, and Job Creations Act of 2010; and as extended by the American Taxpayer Relief Act of 2012. For the fiscal year ended September 30, 2024, the Funds have reported maximum distributions of Qualified Short-Term Capital Gains as follows:
Qualified Short-Term Capital Gains
Delaware Growth and Income Fund	$34,070,657
Delaware Opportunity Fund	1,022,156
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Management Agreements and Sub-Advisory  Agreements at a Meeting Held on August 13-15, 2024
At a meeting held on August 13-15, 2024 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Delaware Growth and Income Fund and Delaware Opportunity Fund (each, a “Fund” and together, the “Funds”) Investment Management Agreement with Delaware Management Company (“DMC”); the Sub-Advisory Agreement with Macquarie Investment Management Global Limited (“MIMGL” or the “Affiliated Sub-Adviser”).
Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2024, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an “Investment Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the

Other Fund information (Unaudited)
Delaware Group® Equity Funds IV (Trust)
Board Consideration of Investment Management Agreements and Sub-Advisory  Agreements at a Meeting Held on August 13-15, 2024 (continued)
year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreements and the Sub-Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreement and the Sub-Advisory Agreement. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreement, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreement and the Sub-Advisory Agreement, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Funds’ Investment Management Agreement and the Sub-Advisory Agreement, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (“JDL”).
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreement for a one-year term. The following summarizes a number of important, but not necessarily all of the, factors considered by the Board in support of its approval.
Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Funds by DMC under its Investment Management Agreement and the experience of the officers and employees of DMC who provide these services, including the portfolio manager(s). The Board met with DMC’s senior management and investment personnel. The Board reviewed the materials provided by the Funds’ portfolio management team discussing its performance, investment strategies and outlook, as well as DMC with respect to comparing Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board’s review included consideration of DMC’s investment oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals. The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation and compliance risks and its plans for enhancing those programs (including through the allocation of additional resources and enhancements to existing processes and testing). The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates, as well as information from Macquarie Group Ltd. (“Macquarie”), the parent company of DMC, regarding Macquarie’s commitment to the U.S. mutual fund business.
In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the fund complex. Among other things, these services include third party service provider oversight, transfer agency, internal audit, pricing and valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing: the preparation of the Funds’ prospectuses, summary prospectuses, statements of additional information, and shareholder reports; responsibility for other periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board.
The Board took into account the benefits to shareholders of investing in a Fund that is part of a family of funds managed by an affiliate of Macquarie, and the resources available to DMC as part of Macquarie’s global asset management business.
The Board received and considered various information with respect to the services provided by the Affiliated Sub-Adviser under the Sub-Advisory Agreement and the credentials and experience of the officers and employees of the Affiliated Sub-Adviser who provide these services, including each Fund’s portfolio manager(s). The Board considered the division of responsibilities between DMC and the Affiliated Sub-Adviser and the oversight provided by DMC. The Board also considered the expertise of the Affiliated Sub-Adviser with respect to certain asset classes and/or investment styles. The Board noted that the Affiliated Sub-Adviser is part of Macquarie’s global investment platform that has offices and personnel that are located around the world. The Affiliated Sub-Adviser provides research, investment and trading analysis on the markets and economies of various countries in which the Funds may invest, make recommendations regarding securities, provide portfolio management services and assist with security trades, as applicable. The Board took into account that the Sub-Advisory Agreement  may benefit the Funds and their shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Adviser in managing the Funds.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Funds. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.
The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Funds by DMC and the Affiliated Sub-Adviser.

Other Fund information (Unaudited)
Delaware Group® Equity Funds IV (Trust)
Board Consideration of Investment Management Agreements and Sub-Advisory  Agreements at a Meeting Held on August 13-15, 2024 (continued)
Investment performance. The Board received and considered information with respect to the investment performance of the Funds, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (“Broadridge”), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for each Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used to select the peer funds in the Performance Universe. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5-, and 10-year or since inception periods, as applicable, ended December 31, 2023.
Delaware Growth and Income Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional equity income funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 5-year periods was in the second quartile of its Performance Universe, for the 3-year period was in the first quartile of its Performance Universe, and for the 10-year period was in the third quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was above the median of its Performance Universe and for the 10-year period was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-, 3-, and 5-year periods and that the Fund underperformed its benchmark index for the 10-year period. The Board, however, noted that the investment performance of the current portfolio management team only began as of January 2021. The Board also noted that the Fund has adopted the performance of its predecessor fund (“Predecessor Fund”) prior to October 5, 2019 as the result of a reorganization of the Predecessor Fund into the Fund. The Board noted that the Fund was generally outperforming its Performance Universe and benchmark index during the 1-, 3-, and 5-year periods.
Delaware Opportunity Fund. The Performance Universe consists of the Fund and all retail and institutional mid-cap value funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 10-year periods was in the third quartile of its Performance Universe and for the 5-year period was in the second quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 10-year periods was below the median of its Performance Universe and for the 5-year period was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 3- and 5-year periods and underperformed its benchmark index for the 1- and 10-year periods. The Board, however, noted that the investment performance of the current portfolio management team began as of October 2019. The Board also noted that the Fund has adopted the performance of its predecessor fund (“Predecessor Fund”) prior to October 5, 2019 as the result of a reorganization of the Predecessor Fund into the Fund. The Board noted the explanations from DMC and the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its Performance Universe for the various periods and any actions that DMC has taken to address performance concerns.
Comparative expenses. The Board received and considered expense data for the Funds. DMC provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Broadridge total expenses (reflecting any applicable fee waivers and/or expense reimbursements), for comparative consistency, were shown by Broadridge for Institutional Class shares, including 12b-1 and non-12b-1 service fees (as applicable). The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of each Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Group”). Each Fund’s total expenses were also compared with those of its Expense Universe, which is comprised of the Fund, its Expense Group and all other similar with an institutional share class (i.e., funds without 12b-1 fees and non-12b-1 service fees) with assets equal to or greater than $100 million, excluding outliers (the “Expense Universe”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by each Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to each Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers and/or expense reimbursements, with a Fund’s Expense Universe.
The Board also received and considered information regarding a Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.
Delaware Growth and Income Fund. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were below its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Delaware Opportunity Fund. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
The Board noted that DMC, and not the Funds, pays the sub-advisory fees to the Affiliated Sub-Adviser and, accordingly, that the retention of the Affiliated Sub-Adviser does not increase the fees and expenses incurred by the Funds.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement and to the Affiliated Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Funds, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which

Other Fund information (Unaudited)
Delaware Group® Equity Funds IV (Trust)
Board Consideration of Investment Management Agreements and Sub-Advisory  Agreements at a Meeting Held on August 13-15, 2024 (continued)
potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the complex, including the current breakpoints. The Board considered the continuation and/or implementation of contractual fee waivers and/or expense reimbursements, as applicable. The Board noted that, as of March 31, 2024, Delaware Growth and Income Fund’s net assets exceeded its second breakpoint level and Delaware Opportunity Fund’s net assets exceeded its first breakpoint level and that breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints schedule are exceeded. The Board considered whether the reorganization of assets from another Fund within the complex were expected to have economic benefits due to the increased assets under management represented by the combined Funds. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.
Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each Fund and the complex as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund are not solely dependent on the profits realized as to that fund.
The Board also received and considered information about the portion of the total management fee that was retained by DMC after payment of the fee to the Affiliated Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of the responsibilities retained and risk assumed by DMC and not delegated to or assumed by the Affiliated Sub-Adviser. Given the affiliation between DMC and the Affiliated Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to each Fund.
Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the complex; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the complex. The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Funds.
Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Funds and the ongoing commitment of DMC and its affiliates to the Funds, the Board did not find that any ancillary benefits received by DMC and its affiliates, including the Affiliated Sub-Adviser, were unreasonable.
Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, unanimously approved the continuation of DMC’s Investment Management Agreement and of the Affiliated Sub-Adviser’s Sub-Advisory Agreement for an additional one-year period.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Delaware Funds by Macquarie
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Delaware Funds by Macquarie
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Funds are advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Funds are governed by US laws and regulations.
(3988360)
AR-FOR-1124
This page is not part of the Financial statements and other information.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of materials filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included as part of materials filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR

240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit [99.CERT].

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Equity Funds IV

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 5, 2024

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 5, 2024